INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes [Abstract]
Disclosure of income taxes
Income tax expense is as follows:

	For the years ended December 31,
	2019	2018	2017
	(€ thousand)
Current tax expense	137,303	95,076	201,274
Deferred tax expense	32,145	66,325	8,718
Taxes relating to prior periods	7,208	(145,084)	(1,232)
Total income tax expense	176,656	16,317	208,760

Income tax reconciliation
The table below provides a reconciliation between actual income tax expense and the theoretical income tax expense, calculated on the basis of the applicable corporate tax rate in effect in Italy, which was 24.0 percent for each of the years ended December 31, 2019, 2018 and 2017.

	For the years ended December 31,
	2019	2018	2017
	(€ thousand)
Theoretical income tax expense, net of IRAP	210,088	192,706	179,077
Tax effect on:
Permanent and other differences	(76,187)	(58,877)	(7,061)
Effect of changes in tax rate and tax regulations	733	—	4,862
Differences between foreign tax rates and the theoretical Italian tax rate and tax holidays	3,457	1,216	2,344
Taxes relating to prior years	7,208	(145,084)	(1,232)
Withholding tax on earnings	3,360	1,514	2,420
Total income tax expense/(benefit), net of IRAP	148,659	(8,525)	180,410
Effective tax rate, net of IRAP	17.0%	(1.1)%	24.2%
IRAP (current and deferred)	27,997	24,842	28,350
Total income tax expense	176,656	16,317	208,760

Disclosure of deferred tax liabilities
The analysis of deferred tax assets and deferred tax liabilities at December 31, 2019 and 2018, is as follows:

	At December 31,
	2019	2018
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	16,445	27,297
To be recovered within 12 months	57,238	33,447
	73,683	60,744
Deferred tax liabilities:
To be realized after 12 months	(77,334)	(14,497)
To be realized within 12 months	(4,874)	(24,645)
	(82,208)	(39,142)
Net deferred tax (liabilities)/assets	(8,525)	21,602

Disclosure of deferred tax assets
The analysis of deferred tax assets and deferred tax liabilities at December 31, 2019 and 2018, is as follows:

	At December 31,
	2019	2018
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	16,445	27,297
To be recovered within 12 months	57,238	33,447
	73,683	60,744
Deferred tax liabilities:
To be realized after 12 months	(77,334)	(14,497)
To be realized within 12 months	(4,874)	(24,645)
	(82,208)	(39,142)
Net deferred tax (liabilities)/assets	(8,525)	21,602

Disclosure of deferred income tax liabilities
The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

	At December 31, 2018	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2019
	(€ thousand)
Deferred tax assets arising on:
Provisions	108,147	(8,181)	—	332	100,298
Deferred income	51,578	2,265	—	—	53,843
Employee benefits	2,474	—	456	—	2,930
Cash flow hedge reserve	1,176	—	610	—	1,786
Foreign currency exchange rate differences	859	578	—	—	1,437
Inventory obsolescence	38,275	13,626	—	71	51,972
Allowances for doubtful accounts	4,301	1,104	—	2	5,407
Depreciation	17,241	321	—	2	17,564
Other	11,147	5,858		690	17,695
Total deferred tax assets	235,198	15,571	1,066	1,097	252,932
Deferred tax liabilities arising on:
Depreciation	(9,303)	572	—	(150)	(8,881)
Capitalization of development costs	(171,707)	(53,144)	—	—	(224,851)
Employee benefits	(670)	(80)	—	—	(750)
Exchange rate differences	(149)	(251)	—	1	(399)
Cash flow hedge reserve	(1)	1	—	—	—
Tax on undistributed earnings	(16,371)	2,388	—	—	(13,983)
Other	(15,395)	2,798	—	4	(12,593)
Total deferred tax liabilities	(213,596)	(47,716)	—	(145)	(261,457)
Total net deferred tax assets/(liabilities)	21,602	(32,145)	1,066	952	(8,525)

	At December 31, 2017	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2018
	(€ thousand)
Deferred tax assets arising on:
Provisions	102,243	5,249	—	655	108,147
Deferred income	46,198	3,131	—	2,249	51,578
Employee benefits	2,562	—	(88)	—	2,474
Cash flow hedge reserve	(2,432)	—	3,608	—	1,176
Foreign currency exchange rate differences	740	119	—	—	859
Inventory obsolescence	37,615	521	—	139	38,275
Allowances for doubtful accounts	3,999	303	—	(1)	4,301
Depreciation	16,570	399	—	272	17,241
Other	12,383	1,876	—	(3,112)	11,147
Total deferred tax assets	219,878	11,598	3,520	202	235,198
Deferred tax liabilities arising on:
Depreciation	(8,930)	(24)	—	(349)	(9,303)
Capitalization of development costs	(114,775)	(56,932)	—	—	(171,707)
Employee benefits	(1,868)	(161)	—	1,359	(670)
Exchange rate differences	(647)	501	—	(3)	(149)
Cash flow hedge reserve	(1)	—	—	—	(1)
Tax on undistributed earnings	—	(16,371)	—	—	(16,371)
Other	(10,652)	(4,936)	—	193	(15,395)
Total deferred tax liabilities	(136,873)	(77,923)	—	1,200	(213,596)
Deferred tax assets arising on tax loss carry-forward	109	—	—	(109)	—
Total net deferred tax assets	83,114	(66,325)	3,520	1,293	21,602

Disclosure of deferred income tax assets
The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

	At December 31, 2018	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2019
	(€ thousand)
Deferred tax assets arising on:
Provisions	108,147	(8,181)	—	332	100,298
Deferred income	51,578	2,265	—	—	53,843
Employee benefits	2,474	—	456	—	2,930
Cash flow hedge reserve	1,176	—	610	—	1,786
Foreign currency exchange rate differences	859	578	—	—	1,437
Inventory obsolescence	38,275	13,626	—	71	51,972
Allowances for doubtful accounts	4,301	1,104	—	2	5,407
Depreciation	17,241	321	—	2	17,564
Other	11,147	5,858		690	17,695
Total deferred tax assets	235,198	15,571	1,066	1,097	252,932
Deferred tax liabilities arising on:
Depreciation	(9,303)	572	—	(150)	(8,881)
Capitalization of development costs	(171,707)	(53,144)	—	—	(224,851)
Employee benefits	(670)	(80)	—	—	(750)
Exchange rate differences	(149)	(251)	—	1	(399)
Cash flow hedge reserve	(1)	1	—	—	—
Tax on undistributed earnings	(16,371)	2,388	—	—	(13,983)
Other	(15,395)	2,798	—	4	(12,593)
Total deferred tax liabilities	(213,596)	(47,716)	—	(145)	(261,457)
Total net deferred tax assets/(liabilities)	21,602	(32,145)	1,066	952	(8,525)

	At December 31, 2017	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2018
	(€ thousand)
Deferred tax assets arising on:
Provisions	102,243	5,249	—	655	108,147
Deferred income	46,198	3,131	—	2,249	51,578
Employee benefits	2,562	—	(88)	—	2,474
Cash flow hedge reserve	(2,432)	—	3,608	—	1,176
Foreign currency exchange rate differences	740	119	—	—	859
Inventory obsolescence	37,615	521	—	139	38,275
Allowances for doubtful accounts	3,999	303	—	(1)	4,301
Depreciation	16,570	399	—	272	17,241
Other	12,383	1,876	—	(3,112)	11,147
Total deferred tax assets	219,878	11,598	3,520	202	235,198
Deferred tax liabilities arising on:
Depreciation	(8,930)	(24)	—	(349)	(9,303)
Capitalization of development costs	(114,775)	(56,932)	—	—	(171,707)
Employee benefits	(1,868)	(161)	—	1,359	(670)
Exchange rate differences	(647)	501	—	(3)	(149)
Cash flow hedge reserve	(1)	—	—	—	(1)
Tax on undistributed earnings	—	(16,371)	—	—	(16,371)
Other	(10,652)	(4,936)	—	193	(15,395)
Total deferred tax liabilities	(136,873)	(77,923)	—	1,200	(213,596)
Deferred tax assets arising on tax loss carry-forward	109	—	—	(109)	—
Total net deferred tax assets	83,114	(66,325)	3,520	1,293	21,602